As filed with the Securities and Exchange Commission on May 2, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Yield Fund

Schedule of Investments (Unaudited)
March 31, 2011
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 2.4%
Energy - 0.8%
Kerr-McGee Corp.	6.88%	09/15/11	$1	$513
National Oilwell Varco Inc.	6.13	08/15/15	7	7,222
Williams Partners LP/Williams Partners Finance Corp.	7.25	02/01/17	500	585,574
Total Energy
(Cost - $507,453)				593,309
Media - 0.0%
DirectTV Holdings LLC
(Cost - $497)	6.38	06/15/15	1	517
Telecommunications - 1.6%
Qwest Corp.
(Cost - $975,572)	6.88	09/15/33	1,100	1,101,375
TOTAL INVESTMENT GRADE CORPORATE BONDS
(Cost - $1,483,522)				1,695,201
HIGH YIELD CORPORATE BONDS - 137.4%
Automotive - 2.6%
Ford Motor Co.	6.50	08/01/18	1,000	1,047,001
Motors Liquidation 4	8.38	07/15/33	2,500	743,750
Total Automotive
(Cost $1,821,314)				1,790,751
Banking - 0.0%
GMAC LLC
(Cost $7,451)	6.75	12/01/14	8	7,877
Basic Industry - 20.9%
AK Steel Corp.	7.63	05/15/20	1,005	1,025,100
Arch Coal Inc.	8.75	08/01/16	1,000	1,117,500

Cascades Inc. 3	7.75	12/15/17	1,000	1,056,250
Consol Energy Inc.	8.25	04/01/20	1,100	1,219,625
Georgia-Pacific LLC	7.38	12/01/25	1,000	1,055,000
Hexion Finance Escrow LLC/Hexion Escrow Corp. 10	8.88	02/01/18	1,000	1,057,500
Huntsman International LLC 1,6,10	8.63	03/15/21	1,000	1,090,000
International Coal Group Inc. 10	9.13	04/01/18	1,000	1,135,000
Mercer International Inc. 1,6,10	9.50	12/01/17	700	766,500
Millar Western Forest Products Limited 3,10	7.75	11/15/13	425	430,844
Millar Western Forest Products Limited 3	8.50	04/01/21	790	790,000
Steel Dynamics Inc.	7.63	03/15/20	850	911,625
Tembec Inds Inc. 1,3,6	11.25	12/15/18	1,000	1,115,000
United States Steel Corp.	7.00	02/01/18	1,000	1,038,750
Westlake Chemical Corp. 10	6.63	01/15/16	625	643,750
Total Basic Industry
(Cost $13,759,482)				14,452,444
Capital Goods - 16.0%
Associated Materials LLC 1,6,10	9.13	11/01/17	1,000	1,070,000
BE Aerospace Inc. 10	8.50	07/01/18	1,000	1,107,500
Berry Plastics Corp. 10	9.50	05/15/18	1,000	995,000
Bombardier Inc. 1,3,6	6.75	05/01/12	1	521
CNH America LLC 10	7.25	01/15/16	1,000	1,092,500
Coleman Cable Inc. 10	9.00	02/15/18	1,010	1,063,025
Crown Cork & Seal Co., Inc. 10	7.38	12/15/26	1,000	986,250
Mueller Water Products Inc. 10	7.38	06/01/17	425	415,438
Mueller Water Products Inc.	8.75	09/01/20	100	111,250
Owens-Illinois, Inc.	7.80	05/15/18	1,000	1,091,250
Ply Gem Industries Inc. 1,6,10	8.25	02/15/18	495	508,613
RBS Global & Reynolds Corp. 10	8.50	05/01/18	445	480,600
Terex Corp. 10	8.00	11/15/17	500	526,875
Trimas Corp. 10	9.75	12/15/17	550	605,687
USG Corp. 10,11	9.75	01/15/18	1,000	1,047,500
Total Capital Goods
(Cost $10,496,746)				11,102,009
Consumer Cyclical - 16.2%
ACCO Brands Corp. 10	10.63	03/15/15	1,000	1,127,500
ACE Hardware Corp. 1,6,10	9.13	06/01/16	850	914,812
American Axle & Manufacturing Inc. 10	7.88	03/01/17	1,000	1,015,000
ArvinMeritor Inc.	8.75	03/01/12	1	525
DineEquity Inc. 1,6,10	9.50	10/30/18	1,000	1,085,000
Easton-Bell Sports Inc. 10	9.75	12/01/16	1,000	1,125,000
Ford Motor Credit Company LLC.	7.00	10/01/13	1	540
Levi Strauss & Co.	7.63	05/15/20	1,000	1,002,500
Limited Brands Inc.	7.60	07/15/37	1,000	990,000
Phillips-Van Heusen Corp.	7.38	05/15/20	1,000	1,057,500
Quicksilver Inc.	6.88	04/15/15	8	7,388
Reynolds Group Issuer LLC 1,6,10	9.00	04/15/19	1,110	1,148,850
Sealy Mattress Co.	8.25	06/15/14	1	505
Tenneco Inc. 10	6.88	12/15/20	1,000	1,035,000
The Neiman Marcus Group Inc. 10	10.38	10/15/15	500	526,875

Visteon Corp.	8.13	03/15/12	155	155,000
Total Consumer Cyclical
(Cost $10,677,172)				11,191,995
Consumer Non-Cyclical - 4.3%
B&G Foods, Inc. 10	7.63	01/15/18	1,000	1,077,500
C&S Group Enterprises LLC 1,6	8.38	05/01/17	1,000	1,023,750
Rite-Aid Corp. 10	8.63	03/01/15	425	386,750
Rite-Aid Corp. 10	9.75	06/12/16	425	471,750
Smithfield Foods, Inc.	7.75	05/15/13	1	538
Total Consumer Non-Cyclical
(Cost $2,857,919)				2,960,288
Energy - 21.7%
Calfrac Holdings LP 1,6,10	7.50	12/01/20	1,000	1,035,000
Chaparral Energy Inc. 10	8.88	02/01/17	1,000	1,050,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 10	8.88	02/15/18	1,000	1,090,000
Edgen Murray Corp. 10	12.25	01/15/15	500	490,625
El Paso Corp. 10	7.00	06/15/17	1,000	1,119,201
Encore Acquisitions Co. 12	6.00	07/15/15	1	500
EV Energy Partners L.P. 1,6	8.00	04/15/19	315	320,513
Frac Tech Services LLC/ Frac Tech Finance, Inc. 1,6,10	7.13	11/15/18	1,000	1,025,000
Frontier Oil Corp. 10	8.50	09/15/16	850	922,250
GMX Resources Inc. 1,6,10	11.38	02/15/19	415	403,588
Hercules Offshore LLC 1,6,10	10.50	10/15/17	425	435,625
Hilcorp Energy I LP/Hilcorp Finance Co.1,6	8.00	02/15/20	850	905,250
Key Energy Services Inc.	6.75	03/01/21	525	534,187
Linn Energy LLC/Linn Energy Finance Corp. 1,6,10	8.63	04/15/20	850	943,500
McJunkin Red Man Corp. 1,6,10	9.50	12/15/16	1,000	1,012,500
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 10	8.88	03/15/18	1,000	1,087,500
Pioneer Natural Resources Co. 10	5.88	07/15/16	500	526,398
Precision Drilling Corp. 1,3,6	6.63	11/15/20	375	386,250
The Williams Companies, Inc.	7.50	01/15/31	500	584,948
The Williams Companies, Inc.	8.13	03/15/12	1	528
Trinidad Drilling LTD 1,3,6,10	7.88	01/15/19	620	654,100
Venoco Inc. 1,6	8.88	02/15/19	500	500,000
Total Energy
(Cost $14,291,553)				15,027,463
Healthcare - 1.5%
FMC Finance III SA 3	6.88	07/15/17	500	528,125
Health Management Associates Inc.	6.13	04/15/16	500	516,250
Total Healthcare
(Cost $952,233)				1,044,375
Media - 12.1%
American Reprographics Co. 1,6,10	10.50	12/15/16	635	687,387
Cablevision Systems Corp.	8.63	09/15/17	1,000	1,112,500
CCO Holdings LLC/CCO Corp.	7.25	10/30/17	250	261,250
CCO Holdings LLC/CCO Corp.	8.13	04/30/20	835	908,062
Charter Communications Operating LLC 1,6,7	8.00	04/30/12	8	7,875
Clear Channel Communication, Inc. 1,6	9.00	05/01/21	180	179,550
CSC Holdings Inc.	7.63	04/01/11	1	500

Deluxe Corp. 10	7.38	06/01/15	1,000	1,036,250
Dish DBS Corp.	7.88	09/01/19	850	920,125
Insight Communications, Inc. 1,6,10	9.38	07/15/18	1,000	1,110,000
Liberty Media LLC	5.70	05/15/13	1	522
LIN Television Corp.	6.50	05/15/13	8	7,500
Mediacom LLC/Mediacom Capital Corp. 10	9.13	08/15/19	1,025	1,096,750
Virgin Media Finance PLC 3,10	9.13	08/15/16	1,000	1,060,000
Total Media
(Cost $8,027,556)				8,388,271
Services - 25.0%
AMC Entertainment Inc. 10	8.75	06/01/19	1,000	1,085,000
Avis Budget Car Rental 10	9.63	03/15/18	1,000	1,105,000
Beazer Homes USA, Inc. 10	9.13	06/15/18	425	429,781
Citycenter Holdings LLC 1,6,10	7.63	01/15/16	1,000	1,032,500
FTI Consulting Inc.	7.75	10/01/16	500	522,500
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 10	11.25	06/01/17	1,000	1,136,250
HCA Inc.	9.25	11/15/16	500	538,125
Hertz Corp.	8.88	01/01/14	3	3,000
Host Hotels & Resorts, LP	7.13	11/01/13	2	2,206
Hovnanian Enterprises Inc. 10	10.63	10/15/16	850	903,125
Iron Mountain Inc. 10	8.38	08/15/21	1,000	1,082,500
Iron Mountain Inc.	8.75	07/15/18	500	526,250
Marina District Finance Co. 1,6	9.88	08/15/18	1,000	1,046,250
Maxim Crane Works L.P. 1,6,10	12.25	04/15/15	1,000	1,032,500
MGM Mirage, Inc. 10	5.88	02/27/14	1,001	955,477
MGM Mirage, Inc. 10	10.38	05/15/14	425	486,625
Mohegan Tribal Gaming Authority	7.13	08/15/14	1	378
Palace Entertainment Holdings LLC 1,6	8.88	04/15/17	250	255,625
PulteGroup, Inc. 10	6.38	05/15/33	850	690,625
Royal Caribbean Cruises Limited 3	7.25	06/15/16	500	535,625
RSC Equipment Rental, Inc./RSC Holdings III, LLC 10	10.25	11/15/19	675	769,500
Service Corp. International	6.75	04/01/16	975	1,038,375
Standard Pacific Corp. 10	8.38	05/15/18	1,000	1,038,750
Starwood Hotels & Resorts Worldwide Inc.	7.88	05/01/12	1	529
Station Casinos Inc. 4	6.00	04/01/12	1	-
United Rentals North America, Inc. 10	8.38	09/15/20	1,000	1,045,000
Total Services
(Cost $16,382,752)				17,261,496
Technology & Electronics - 2.4%
First Data Corp. 1,6,10	8.25	01/15/21	449	447,878
First Data Corp.	9.88	09/24/15	101	103,525
Freescale Semiconductor, Inc. 1,6,10	9.25	04/15/18	1,000	1,095,000
Sanmina-SCI Corporation	6.75	03/01/13	8	7,500
Unisys Corp.	8.00	10/15/12	8	7,856
Total Technology & Electronics
(Cost $1,525,167)				1,661,759
Telecommunications - 10.7%
Cincinnati Bell Inc. 10	8.25	10/15/17	325	327,438
Cincinnati Bell Inc. 10	8.38	10/15/20	975	957,937

Citizens Communications Corp.	6.25	01/15/13	1	528
Citizens Communications Corp. 10	7.13	03/15/19	1,250	1,268,750
Global Crossing Ltd 3,10	12.00	09/15/15	1,000	1,140,000
Nextel Communications Inc.	7.38	08/01/15	850	853,187
PAETEC Holding Corp. 10	8.88	06/30/17	500	538,750
PAETEC Holding Corp. 10	9.50	07/15/15	500	523,750
Sprint Cap Corp.	8.75	03/15/32	450	478,688
Windstream Corp.	7.00	03/15/19	1,275	1,284,562
Total Telecommunications
(Cost $7,126,452)				7,373,590
Utility - 4.0%
Calpine Corp. 1,6,10	7.25	10/15/17	1,000	1,040,000
CMS Energy Corp.	6.30	02/01/12	2	2,583
Edison Mission Energy	7.00	05/15/17	425	341,063
Midwest Generation LLC	8.56	01/02/16	505	514,807
NRG Energy Inc.	8.50	06/15/19	850	894,625
Total Utility
(Cost $2,694,361)				2,793,078
Total HIGH YIELD CORPORATE BONDS
(Cost $90,620,158)				95,055,396
TERM LOANS - 0.5%
Texas Competitive Electric Holdings LLC 2,5,6	3.75	10/10/14	16	13,597
Texas Competitive Electric Holdings LLC 2,5,6	3.80	10/10/14	251	211,377
Texas Competitive Electric Holdings LLC 2,5,6	4.07	10/10/14	178	149,919
Total Term Loans
(Cost $380,226)				374,893
BANK NOTE - 0.0%
Second Lien Term Loan - 0.0%
Ginn-LA CS Borrower LLC 2,4,5,8
(Cost - $500,000)	0.00	06/08/12	500	-
STRUCTURED NOTE - 0.1%
Special Purpose Entity - 0.1%
Trains HY-1-2006 1,2,6
(Cost - $89,396)	6.99%	05/01/16	90	$89,997
			Shares
COMMON STOCKS - 0.0%
Consumer Non-Cyclical - 0.0%
Dex One Corp.
(Cost - $19,638)			65	$315
PREFERRED STOCKS - 0.4%
Finance & Investment - 0.4%
J.P. Morgan Chase & Co. 2,9
(Cost $246,917)			250	273,528
SHORT TERM INVESTMENT - 0.4%
AIM Liquid Assets, Institutional Class 2
(Cost $249,552)	0.14		249,552	$249,552
Total Investments - 141.2%
(Cost $93,589,409)				97,738,882
Liabilities in Excess of Other Assets - (41.2)%				(28,541,083)
Total Net Assets - 100.00%				$69,197,799

FOOTNOTES:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, the total value of all such investments was $24,368,934 or 35.22% of net assets.

2 Variable Rate Security - Interest rate shown is the rate in effect as of March 31, 2011.

3 Foreign security or a U.S. security of a foreign company.

4 Issuer is currently in default on its regularly scheduled interest payment.

5 Term loan.

6 Private Placement.

7 Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

8 Restricted Illiquid Security - Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The security was acquired on June 6, 2006 at a cost of $500,000 and the market value comprises less than 0.00% of the net assets at March 31, 2011.

9 Dividends (if declared) are to be paid semi-annually from October 30, 2008 to October 30, 2017 at a rate of 7.90%.
Beginning April 30, 2018, dividends (if declared) are to be paid quarterly at a floating rate of LIBOR plus 3.47%.
Dividends will not be cumulative.

10 All or a portion of these securities were included in pledge account.

11 Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

12 Security is valued in good faith pursuant to the fair value procedures adopted by the Board of
Directors. As of March 31, 2011, the total value of all such securities was $500 or 0.00% of net assets.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security.  A security may, however, be priced using a quote obtained from a single active market maker, as the case may be.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Trustees. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Structured Notes	Common Stocks	Preferred Stocks	Short Term Investments	Total
Level 1 - Quoted Prices	$—	$—	$—	$315	$—	$249,552	$249,867
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,695,201	57,396,749	—	—	273,528	—	59,365,478
Level 3 - Significant Unobservable Inputs	—	38,033,540	89,997	—	—	—	38,123,537
Total	$1,695,201	$95,430,289	$89,997	$315	$273,528	$249,552	$97,738,882

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Structured Notes	Common Stocks	Preferred Stocks	Short Term Investments	Total
Balance as of June 30, 2010	$—	$27,992,932	$—	$—	$—	$—	$27,992,932
Accrued Discounts	—	182,004	—	—	—	—	182,004
Realized Gain/Loss	—	(65,308)	—	—	—	—	(65,308)
Change in Unrealized Appreciation	—	2,351,822	—	—	—	—	2,351,822
Net Purchases (Sales)	—	14,419,235	—	—	—	—	14,419,235
Net transfers in/out to Level 3*	—	(6,757,148)	—	—	—	—	(6,757,148)
Balance as of March 31, 2011	$0	$38,123,537	$0	$0	$0	$0	$38,123,537
Change in unrealized gains or losses relating to assets still held at reporting date	$—	$1,907,096	$—	$—	$—	$—	$1,907,096

During the quarter ended March 31, 2011, there were no transfers between Level 1 and Level 2.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2011 was as follows: cost of investments $93,590,626.  Net unrealized appreciation was $4,148,256 (gross unrealized appreciation - $4,910,032; gross unrealized depreciation - $761,776).

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained an account for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At March 31, 2011, the Fund had no reverse repurchase agreements outstanding.

The average daily balances of reverse repurchase agreements outstanding during the period ended March 31, 2011, was approximately $24,837,335 weighted average interest rate of 0.99% for Helios High Yield Fund.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $30,710,882, which was 30.79% of total assets for Helios High Yield Fund.

Effective March 21, 2011, the Fund established a line of credit with BNP Paribas Prime Brokerage, Inc. for investment purposes subject to the limitation of the 1940 Act for borrowings by mutual funds.  For the period ended March 31, 2011, the average interest rate paid under the line of credit was 1.11%.

Helios High Yield Fund
Total line of credit available	34,000,000
Line of credit outstanding at March 31, 2011	29,400,000
Line of credit amount unused at March 31, 2011	4,600,000
Average balance outstanding during period	28,400,000
Interest expense incurred on line of credit during the period	9,977

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Helios High Yield Fund

By (Signature and Title)    /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date   May 02, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date   May 02, 2011

By (Signature and Title)*    /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date   April 29, 2011

* Print the name and title of each signing officer under his or her signature.